EQUITY INVESTMENTS, NET (Schedule of Equity Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Equity Investments [Line Items]
Less: impairment loss		[1]		[1]
Equity method investments	18,952	[1]	16,687	[1]
Less: impairment loss	(5,993)	[1]		[1]
Cost method investments	16,297	[1]	65,285	[1]
Total	35,249	[1]	81,972	[1]
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	18,762	[1]	16,402	[1]
GEMA International AG [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	190	[1]	285	[1]
Pansi Infinity (Beijing) Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss	(2,942)
Cost method investments	2,942	[1],[2]	2,952	[1],[2]
Shifang Huida Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss	(2,451)
Cost method investments	2,451	[1],[2]	2,460	[1],[2]
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	6,416	[1]	6,416	[1]
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss	(600)
Cost method investments	600	[1]	600	[1]
Asia Smart Media Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	3,901	[1]	3,901	[1]
Beijing Century Hetu Software Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	1,731	[1],[2]	1,738	[1],[2]
Beijing Showself Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments		[1]	3,504	[1]
Tianjin Huayong Wireless Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments		[1]	43,714	[1]
Shanghai Launcher Software Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	2,451	[1]		[1]
Zhijian Fengyun (Beijing) Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	$ 1,798	[1]		[1]

[1]	Balances are presented using period-end exchange rate of RMB against USD.
[2]	Changes between the year of 2013 and 2014 are resulted from currency fluctuation.